Goodwill - Summary of Goodwill (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 324,551	$ 9,934,494	$ 10,490,309	$ 10,506,519
Impairment losses recognized			(425,117)
Acquisition through business combinations	1,306,443	39,990,231		15,323
Effect of foreign currency exchange differences	1,624	49,721	(130,698)	(31,533)
Ending balance	1,632,618	49,974,446	9,934,494	10,490,309
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	403,418	12,348,607	12,479,305	12,495,515
Acquisition through business combinations	1,306,443	39,990,231		15,323
Effect of foreign currency exchange differences	1,624	49,721	(130,698)	(31,533)
Ending balance	1,711,485	52,388,559	12,348,607	12,479,305
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	78,867	2,414,113	1,988,996	1,988,996
Impairment losses recognized			425,117
Ending balance	$ 78,867	$ 2,414,113	$ 2,414,113	$ 1,988,996